Label	Element	Value
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.60%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.60%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.00%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.90%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $587.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $615.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $648.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.87 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)